Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments
51	Commitments

(a)	Capital commitments
Capital commitments outstanding as at December 31, 2019 and 2018, not provided for in the financial statements were as follows:

	2019	2018
	RMB million	RMB million
Commitments in respect of aircraft and flight equipment
– authorized and contracted for	71,224	82,199

Investment commitments
– authorized and contracted for
– share of capital commitments of a joint venture	322	26
– capital contributions for acquisition of non-controlling interests in a subsidiary	232	—
– capital contributions for acquisition of interests in a joint venture	—	14

	554	40
– authorized but not contracted for
– share of capital commitments of a joint venture	31	21

	585	61

Commitments for other property, plant and equipment
– authorized and contracted for	4,571	7,224
– authorized but not contracted for	10,451	14,062

	15,022	21,286

	86,831	103,546

As at December 31, 2019 and 2018, the approximate total future payments, including estimated amounts for price escalation through anticipated delivery dates for aircraft and flight equipment are as follows:

	2019	2018
	RMB million	RMB million
2019	—	38,141
2020	41,442	32,395
2021	21,077	8,628
2022	5,464	3,035
2023 and afterwards	3,241	—

	71,224	82,199

(b)	Operating lease commitments
As at December 31, 2018, the Group recorded a total commitment to operating leases of RMB75,729 million for contracted lease. Among which, the Group had operating lease commitments to CSAH and its affiliates in respect of lease payments for land and buildings of RMB665 million and aircraft of RMB78 million.
The Group is the lessee in respect of a number of properties, aircraft and flight equipment held under leases which were previously classified as operating leases under IAS 17. The Group has initially applied IFRS 16 using the modified retrospective approach. Under this approach, the Group adjusted the opening balances at January 1, 2019 to recognize lease liabilities relating to these leases (see Note 2(b)). From January 1, 2019 onwards, future lease payments are recognized as lease liabilities in the consolidated statement of financial position in accordance with the policies set out in Note 2(k), and the details regarding the Group’s future lease payments are disclosed in Note 37.